SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	1,545,200
Weighted average remaining contractual life (years)	6 years 2 months 27 days
Weighted average exercise price per share	$ 11.13
Number of options	229,102
Weighted average remaining contractual life (years)	6 years 2 months 19 days
Weighted average exercise price	$ 11.0
$ 11.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 11.0
Exercise price, maximum	$ 11.0
Number of options	1,505,200
Weighted average remaining contractual life (years)	6 years 2 months 19 days
Weighted average exercise price per share	$ 11.0
Number of options	229,102
Weighted average remaining contractual life (years)	6 years 2 months 19 days
Weighted average exercise price	$ 11.0
$ 15.84 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 15.84
Exercise price, maximum	$ 15.84
Number of options	40,000
Weighted average remaining contractual life (years)	6 years 10 months 6 days
Weighted average exercise price per share	$ 15.84
Number of options
Weighted average remaining contractual life (years)	6 years 10 months 6 days
Weighted average exercise price	$ 15.84